FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Under IFRS 9 - Probability of default [member]	Dec. 31, 2018
Retail Loans and Advances [member] | Credit Impaired [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Under IFRS 9 [Line Items]
IFRS 9 PD%	100.00
Retail Loans and Advances [member] | Minimum [Member] | Good Quality [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Under IFRS 9 [Line Items]
IFRS 9 PD%	0.00
Retail Loans and Advances [member] | Minimum [Member] | Satisfactory Quality [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Under IFRS 9 [Line Items]
IFRS 9 PD%	4.51
Retail Loans and Advances [member] | Minimum [Member] | Lower Quality [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Under IFRS 9 [Line Items]
IFRS 9 PD%	14.01
Retail Loans and Advances [member] | Minimum [Member] | Below Standard, But Not Impaired [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Under IFRS 9 [Line Items]
IFRS 9 PD%	20.01
Retail Loans and Advances [member] | Maximum [Member] | Good Quality [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Under IFRS 9 [Line Items]
IFRS 9 PD%	4.50
Retail Loans and Advances [member] | Maximum [Member] | Satisfactory Quality [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Under IFRS 9 [Line Items]
IFRS 9 PD%	14.00
Retail Loans and Advances [member] | Maximum [Member] | Lower Quality [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Under IFRS 9 [Line Items]
IFRS 9 PD%	20.00
Retail Loans and Advances [member] | Maximum [Member] | Below Standard, But Not Impaired [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Under IFRS 9 [Line Items]
IFRS 9 PD%	99.99
Corporate Loans and Advances [member] | Credit Impaired [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Under IFRS 9 [Line Items]
IFRS 9 PD%	100.00
Corporate Loans and Advances [member] | Minimum [Member] | Good Quality [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Under IFRS 9 [Line Items]
IFRS 9 PD%	0.00
Corporate Loans and Advances [member] | Minimum [Member] | Satisfactory Quality [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Under IFRS 9 [Line Items]
IFRS 9 PD%	0.51
Corporate Loans and Advances [member] | Minimum [Member] | Lower Quality [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Under IFRS 9 [Line Items]
IFRS 9 PD%	3.01
Corporate Loans and Advances [member] | Minimum [Member] | Below Standard, But Not Impaired [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Under IFRS 9 [Line Items]
IFRS 9 PD%	20.01
Corporate Loans and Advances [member] | Maximum [Member] | Good Quality [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Under IFRS 9 [Line Items]
IFRS 9 PD%	0.50
Corporate Loans and Advances [member] | Maximum [Member] | Satisfactory Quality [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Under IFRS 9 [Line Items]
IFRS 9 PD%	3.00
Corporate Loans and Advances [member] | Maximum [Member] | Lower Quality [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Under IFRS 9 [Line Items]
IFRS 9 PD%	20.00
Corporate Loans and Advances [member] | Maximum [Member] | Below Standard, But Not Impaired [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Under IFRS 9 [Line Items]
IFRS 9 PD%	99.99